Property and Equipment - Reconciliation of Property and Equipment Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Currency translation adjustments	$ (3,732)	$ 2,793
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	204,466
Balance at end of period	198,342	204,466
Currency translation adjustments [Domain]
Disclosure of detailed information about property, plant and equipment [line items]
Currency translation adjustments	(5,972)	4,602
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	4,602	0
Balance at end of period	(1,370)	4,602
Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	663,754	640,465
Additions	31,418	21,254
Changes in estimate for asset retirement obligations	844	(236)
Increase (decrease) through transfers, intangible assets and goodwill		2,271
Balance at end of period	696,016	663,754
Accumulated depletion, depreciation, amortization and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	463,890	426,193
Depletion, depreciation and amortization for the year	32,414	37,697
Balance at end of period	496,304	463,890
PNG Assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	200,981
Balance at end of period	195,263	200,981
PNG Assets [member] | Currency translation adjustments [Domain]
Disclosure of detailed information about property, plant and equipment [line items]
Currency translation adjustments	(5,972)	4,602
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	4,602	0
Balance at end of period	(1,370)	4,602
PNG Assets [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	648,229	625,893
Additions	30,832	20,301
Changes in estimate for asset retirement obligations	844	(236)
Increase (decrease) through transfers, intangible assets and goodwill		2,271
Balance at end of period	679,905	648,229
PNG Assets [member] | Accumulated depletion, depreciation, amortization and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	451,850	415,866
Depletion, depreciation and amortization for the year	31,422	35,984
Balance at end of period	483,272	451,850
Other Assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	3,485
Balance at end of period	3,079	3,485
Other Assets [member] | Currency translation adjustments [Domain]
Disclosure of detailed information about property, plant and equipment [line items]
Currency translation adjustments	0	0
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	0	0
Balance at end of period	0	0
Other Assets [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	15,525	14,572
Additions	586	953
Changes in estimate for asset retirement obligations	0	0
Increase (decrease) through transfers, intangible assets and goodwill		0
Balance at end of period	16,111	15,525
Other Assets [member] | Accumulated depletion, depreciation, amortization and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	12,040	10,327
Depletion, depreciation and amortization for the year	992	1,713
Balance at end of period	$ 13,032	$ 12,040